Shareholder Report, Average Annual Return (Details)					12 Months Ended	17 Months Ended	50 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Jan. 31, 2023	May 01, 2020	Mar. 15, 2016	Dec. 31, 2008	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000073513
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Spirit of America Income Fund - Class A Shares
Average Annual Return, Percent					0.58%			0.78%		2.76%
C000167229
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Spirit of America Income Fund - Class C Shares
Average Annual Return, Percent					3.87%			0.99%	2.41%
C000219380
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Spirit of America Income Fund - Institutional Shares
Average Annual Return, Percent					5.88%		2.46%
C000003857
Average Annual Return [Line Items]
Average Annual Return, Percent					27.86%			15.05%		11.18%
C000167227
Average Annual Return [Line Items]
Average Annual Return, Percent					32.96%			15.49%	13.61%
C000219378
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Spirit of America Large Cap Value Fund - Institutional Shares
C000059931
Average Annual Return [Line Items]
Average Annual Return, Percent					(2.77%)			(0.73%)		1.26%
C000167228
Average Annual Return [Line Items]
Average Annual Return, Percent					0.14%			(0.63%)	0.31%
C000219379
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Spirit of America Municipal Tax Free Bond Fund - Institutional Shares
C000003855
Average Annual Return [Line Items]
Average Annual Return, Percent					(0.49%)			1.31%		3.71%
C000167226
Average Annual Return [Line Items]
Average Annual Return, Percent					3.36%			1.72%	3.61%
C000219377
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Spirit of America Real Estate Income and Growth Fund - Institutional Shares
C000240590
Average Annual Return [Line Items]
Average Annual Return, Percent					5.18%	1.92%
C000240589
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Spirit of America Utilities Fund - Institutional Shares
Without Sales Load [Member] | C000073513
Average Annual Return [Line Items]
Average Annual Return, Percent					5.64%			1.76%		3.26%
Without Sales Load [Member] | C000167229
Average Annual Return [Line Items]
Average Annual Return, Percent					4.86%			0.99%	2.41%
Without Sales Load [Member] | C000219380
Average Annual Return [Line Items]
Average Annual Return, Percent					5.88%		2.46%
Without Sales Load [Member] | C000003857
Average Annual Return [Line Items]
Average Annual Return, Percent					34.94%			16.30%		11.79%
Without Sales Load [Member] | C000167227
Average Annual Return [Line Items]
Average Annual Return, Percent					33.96%			15.49%	13.61%
Without Sales Load [Member] | C000219378
Average Annual Return [Line Items]
Average Annual Return, Percent					35.29%		21.50%
Without Sales Load [Member] | C000059931
Average Annual Return [Line Items]
Average Annual Return, Percent					2.11%			0.24%		1.76%
Without Sales Load [Member] | C000167228
Average Annual Return [Line Items]
Average Annual Return, Percent					1.13%			(0.63%)	0.31%
Without Sales Load [Member] | C000219379
Average Annual Return [Line Items]
Average Annual Return, Percent					2.15%		0.23%
Without Sales Load [Member] | C000003855
Average Annual Return [Line Items]
Average Annual Return, Percent					5.02%			2.41%		4.28%
Without Sales Load [Member] | C000167226
Average Annual Return [Line Items]
Average Annual Return, Percent					4.31%			1.72%	3.61%
Without Sales Load [Member] | C000219377
Average Annual Return [Line Items]
Average Annual Return, Percent					5.35%		6.32%
Without Sales Load [Member] | C000240590
Average Annual Return [Line Items]
Average Annual Return, Percent					6.16%	1.92%
Without Sales Load [Member] | C000240589
Average Annual Return [Line Items]
Average Annual Return, Percent					7.24%	2.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%			(0.23%)	1.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					2.63%		(1.98%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent					24.56%			15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent					24.56%			15.05%	14.81%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					24.56%		18.96%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent					3.21%			1.16%		2.39%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent					3.21%			1.16%	2.02%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent					3.21%		1.22%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent					24.56%			15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent					24.56%			15.05%	14.81%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					24.56%		18.96%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent					24.56%	24.99%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					24.56%	24.99%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent					7.59%			3.89%		5.83%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent					7.59%			3.89%	5.20%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US REIT Index
Average Annual Return, Percent					7.59%		9.98%
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Average Annual Return, Percent					7.82%	2.65%
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Sector Index
Average Annual Return, Percent					7.82%	2.65%